INCOME TAXES - Deferred Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax asset
Unused tax losses	$ 11,553	$ 26,575
Deductible temporary differences		81
Unused tax losses and deductible differences - unrecognized	11,553	26,656
Operating loss carry forward
Net operating loss carryforward	$ 11,553	$ 26,575
Expiry date	2023
Income tax expense using the applicable tax rate	21.00%	21.00%	21.00%
US Federal [Member]
Deferred tax asset
Unused tax losses	$ 18,900	$ 15,900
Unused tax credits for which no deferred tax asset recognised	2,500	1,000
Operating loss carry forward
Net operating loss carryforward	$ 18,900	15,900
Expiry date	2039
State [Member]
Deferred tax asset
Unused tax losses	$ 32,200	36,700
Operating loss carry forward
Net operating loss carryforward	$ 32,200	36,700
Expiry date	2029
Canadian Subsidiary [Member]
Deferred tax asset
Unused tax losses	$ 2,200	2,300
Operating loss carry forward
Net operating loss carryforward	2,200	2,300
UK and European Subsidiaries [Member]
Deferred tax asset
Unused tax losses	6,500	4,300
Operating loss carry forward
Net operating loss carryforward	6,500	4,300
Luxembourg Subsidiary [Member]
Deferred tax asset
Unused tax losses	1,100	1,200
Operating loss carry forward
Net operating loss carryforward	$ 1,100	1,200
Expiry date	2037
Senegal [Member]
Deferred tax asset
Unused tax losses	$ 1,800	2,700
Operating loss carry forward
Net operating loss carryforward	$ 1,800	$ 2,700